Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies[Abstract]
Schedule of Property and Equipment Estimated Useful Lives

Depreciation of property and equipment is charged to operations over the estimated useful lives of the assets based on the following useful lives:

Software	3 years
Vehicles	5 years
Equipment	5 - 10 years
Leasehold improvements	7 years
Furniture and fixtures	7 years

Schedule of Basic and Diluted Net Loss Per Share

Basic and diluted net loss per share has been computed using the weighted-average number of shares of common stock outstanding during the period as follows:

	2013		2012
	Common	Puttable	Common
Weighted average shares of stock used in basic and diluted loss per share	7,903,373	25,538	6,230,403

Allocation of net loss	$(3,938,862)	$(12,728)	$(2,703,742)

Basic and diluted net loss per share	$(0.50)	$(0.50)	$(0.43)